Derivative Instruments - Schedule of Realized and Unrealized Gains and Losses Recognized in Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Total realized gain (loss)	$ 191	$ (1,035)	$ 992	$ (1,773)
Total unrealized gain (loss)	1,777	(501)	10,952	756
Total realized gain (loss)	1,968	(1,536)	11,944	(1,017)
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain (loss)	2,995	(1,334)	11,942	(275)
Total realized gain (loss)	57	(938)	(247)	(1,607)
Foreign Exchange Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain (loss)	(1,218)	833	(990)	1,031
Total realized gain (loss)	$ 134	$ (97)	$ 1,239	$ (166)